Investment securities and fair value disclosure- Cost to fair value (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Held-to-maturity securities
Original cost, Total	¥ 12,642	¥ 12,241
Provision for decline in value	(179)	(180)
Fair value	12,463	12,061
Investment securities accounted for under the fair value option
Original cost	1,754	183
Gross unrealized gains	67
Fair value	1,821	183
Total investment securities
Original cost	34,699	27,749
Gross unrealized gains	11,057	9,792
Gross unrealized losses	(1,587)	(836)
Provision for decline in value	(1,162)	(1,199)
Fair value	43,007	35,506
Gross realized gains	0	6,306	¥ 1,012
Gross realized losses	0	534	410
Impairment losses charged in interest and investment income as a result of other than temporary decline in value	63	173	962
Net unrealized gains on available-for-sale investment securities recorded in accumulated other comprehensive income	9,403	8,956	5,502
Aggregate fair values of investment securities in continuous unrealized losses position	7,636	4,366	¥ 1,751
Listed equity securities
Available-for-sale securities
Original cost	20,303	15,325
Gross unrealized gains	10,990	9,792
Gross unrealized losses	(1,587)	(836)
Provision for decline in value	(983)	(1,019)
Fair value	¥ 28,723	¥ 23,262